EARNINGS PER SHARE OF COMMON STOCK - Computation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted-average number of shares on which earnings per share calculations are based
Basic (in shares)	955,422,530	978,744,523	1,004,272,584
Add - incremental shares under stock-based compensation plans (in shares)	2,416,940	3,037,001	4,332,155
Add - incremental shares associated with contingently issuable shares (in shares)	874,626	918,744	1,395,741
Assuming dilution (in shares)	958,714,097	982,700,267	1,010,000,480
Net income on which basic earnings per share calculations are based
Income from continuing operations	$ 11,881	$ 13,364	$ 15,751
Loss from discontinued operations, net of tax	(9)	(174)	(3,729)
Net income on which basic earnings per share is calculated	11,872	13,190	12,022
Net income on which diluted earnings per share calculations are based
Income from continuing operations	11,881	13,364	15,751
Net income applicable to contingently issuable shares	0	(1)	(3)
Income from continuing operations on which diluted earnings per share is calculated	11,881	13,363	15,749
Loss from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated	(9)	(174)	(3,729)
Net income on which diluted earnings per share is calculated	$ 11,872	$ 13,189	$ 12,020
Assuming dilution
Continuing operations (in dollars per share)	$ 12.39	$ 13.60	$ 15.59
Discontinued operations (in dollars per share)	(0.01)	(0.18)	(3.69)
Total (in dollars per share)	12.38	13.42	11.90
Basic
Continuing operations (in dollars per share)	12.44	13.66	15.68
Discontinued operations (in dollars per share)	(0.01)	(0.18)	(3.71)
Total (in dollars per share)	$ 12.43	$ 13.48	$ 11.97